Long-term investment	12 Months Ended
Mar. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Long-term investment

8.	Long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-2	Investment-3	Total
	USD	USD	USD
Balance as of March 31, 2024	15,552,775	1,841,055	17,393,830
Balance as of March 31, 2024 – Continuing operations	—	1,841,055	1,841,055
Balance as of March 31, 2024 – Discontinued operations	15,552,775	—	15,552,775
Share gain (loss) from equity investments	1,265,357	(11,073)	1,254,284
Loss due to valuation	(3,471,165)	—	(3,471,165)
Impairment	—	(1,819,678)	(1,819,678)
Foreign currency translation adjustments	(187,893)	(10,304)	(198,197)
Balance as of March 31, 2025	13,159,074	—	13,159,074
Balance as of March 31, 2025 – Continuing operations	13,159,074	—	13,159,074
Balance as of March 31, 2025 – Discontinued operations	—	—	—

Investment-2: In January 2022, the Group reached an agreement with China Agriculture Industry Development Foundation Co., Ltd., to purchase its 3% equity ownership of Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”), in the name of Wuxi Wangdao, with a total consideration of $13,096,934 (RMB94,012,410).

Fujian Fishery has 5 directors on its board. According to the shareholders minute, the Company appointed 1 director to the board of Fujian Fishery, thus it has 20% voting power in the investee and has a significant influence over the operating and financial policies of Fujian Fishery.

Wuxi Wangdao transferred its 3% equity share in Fujian Pingtan Ocean Fishery Corporation to WOFE on December 17, 2024 by entering into an Equity Share Transfer Agreement. After the transfer, Wuxi Wangdao retained its long-term loan from Fujian Xinqiao Ocean Fishery Group Co., Ltd after termination of the VIE agreements, and WOFE started to pick up the investment interest from Fujian Pingtan Ocean Fishery Corporation. Due to the transfer took place before VIE termination, the transfer was completed under common control. Subsequently, as part of termination of VIE on March 17, 2025, the common control between WOFE and Wuxi Wangdao ceased to exist. According to ASC 810 and ASC 805, the transfer in December 2024 and VIE termination in March 2025 shall be treated as a single transaction. In the course of VIE termination, the Company engaged third party valuation specialist for evaluation of the fair value of long-term investment. As a result, the Company recognized the difference of $3,471,165 (RMB 24,916,714) between fair value of $13,159,074 and book value of $16,630,239. Upon completion of VIE termination, the Company has recognized a total loss of $4,602,415, including net loss from discontinued operations for the period from April 1, 2024 to March 17, 2025. As there’s no further impairment indicator, thus the Company didn’t recognize any impairment over Investment 2.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Investment-3: The Company made a down payment to the shareholder of Wuxi Talent Home Information Technology Co. Ltd., (“Wuxi Talent”) as a part of 60% share purchase and long-term investment. On August 5, 2022, the Group issued 791,667 shares to the two shareholders of Wuxi Talent as a part of the acquisition consideration, and on July 23,2023, the 791,667 shares were returned to the Company for cancellation. The paid cash consideration of $1,820,791 (RMB13,070,000) was used as investment in Wuxi Talent for 35% of all equity interest of Wuxi Talent by WOFE. In October 2023, the 35% of all equity interest of Wuxi Talent was transferred to WOFE.

Wuxi Talent has 3 directors on its board. According to the shareholders minute, the directors were elected by the shareholder meeting, and the Company has 35% voting right in the in the investee and has a significant influence over the operating and financial policies of Wuxi Talent.

The Company incurred a loss of $11,073 from Wuxi Talent for the year ended March 31, 2025, due to Wuxi Talent had a net loss for the year ended March 31, 2025. Since the depression of the macroeconomy, the Company predicted that Wuxi Talent would keep the status of loss and can’t seek any more financing for the next year. Thus, the company recognized the full impairment over Investment.